Depreciation Expenses	12 Months Ended
Dec. 31, 2023
Depreciation amortization and impairment [abstract]
Depreciation Expenses

NOTE 39. DEPRECIATION EXPENSES
The account breaks down as follows as of the indicated dates:

	12.31.23	12.31.22	12.31.21
Depreciation of Property, Plant and Equipment	(43,213,943)	(46,258,382)	(51,091,418)
Amortization of Organization and Development Expenses	(40,517,472)	(39,545,859)	(36,795,856)
Depreciation of other intangible assets	(1,100)	(1,099)	(273)
Others (*)	(546,073)	(1,006,220)	(54,303)
Total	(84,278,588)	(86,811,560)	(87,941,850)
(*)    "Other" include the depreciation of various assets and losses from sale or depreciation of property, plant and equipment.